Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Concentrations of credit risk
Sirius Group underwrites a significant amount of its reinsurance business through reinsurance intermediaries that represent the ceding company. There is credit risk associated with payments of (re)insurance balances to Sirius Group in regards to these brokers' ability to fulfill their contractual obligations. These intermediaries are fairly large and well established, and there are no indications they are financially distressed.
During the years ended December 31, 2020, 2019 and 2018, Sirius Group received its gross reinsurance premiums written from four major, third-party reinsurance intermediaries as detailed in the following table:

Gross written premium by intermediary	2020	2019	2018
Guy Carpenter & Company and subsidiaries	23%	24%	26%
Aon Corporation and subsidiaries	17%	24%	26%
WT Butler and Co. Ltd.	12%	11%	10%
Willis Towers Watson plc and subsidiaries	10%	10%	8%
Total	62%	69%	70%
Geographic Concentration
The following table shows Sirius Group's net written premiums by geographic region based on the location of the ceding company for the years ended December 31, 2020, 2019 and 2018:

(Millions)	2020	2019	2018
United States	$963.7	$922.3	$794.7
Europe	278.3	268.9	276.5
Canada, the Caribbean, Bermuda and Latin America	98.9	102.5	103.6
Asia and Other	163.9	208.9	182.3
Total	$1,504.8	$1,502.6	$1,357.1
Sirius Group conducts a significant portion of its business outside of the United States. As a result, a significant portion of Sirius Group's assets, liabilities, revenues and expenses are denominated in currencies other than the U.S. dollar and are therefore subject to foreign currency risk. Sirius Group's foreign currency risk cannot be eliminated entirely and significant changes in foreign exchange rates may adversely affect Sirius Group's results of operations and financial condition.
Sirius Group's foreign operations are subject to legal, political and operational risks that may be greater than those present in the United States. As a result, certain of Sirius Group's operations at these foreign locations could be temporarily or permanently disrupted.
Lloyd's Central Fund
The Lloyd's Central Fund is available to satisfy claims if a member of Lloyd's is unable to meet its obligations to policyholders. Sirius Group has an obligation to pay contributions to the Lloyd's Central Fund each year based on gross written premium. For 2021, Sirius Group estimates the Lloyd's Central Fund contributions to be $0.5 million (based on the December 31, 2020 GBP to USD exchange rate) which is 0.35% of gross written premium. The Council of Lloyd's have the power to levy an additional contribution on members if it considered necessary, and the maximum additional contribution is currently 3% of capacity.
Leases
Sirius Group leases office space and equipment under various noncancelable operating lease agreements. The average life of the office leases is 7 years and the equipment leases is 3 years.
During the years ended December 31, 2020 and 2019, Sirius Group recognized operating lease expense of $12.0 million and $12.6 million, respectively, which included property taxes and routine maintenance expense as well as rental expenses related to short term leases. Total rental expense for the year ended December 31, 2018 was $11.7 million. As of December 31, 2020 and 2019, Sirius Group had $25.8 million and $27.4 million operating lease right-of-use assets, respectively, included in Other assets. As of December 31, 2020 and 2019, Sirius Group had $27.6 million and $29.3 million operating lease liabilities, respectively, included in Other liabilities.
The following table presents the lease balances within the Consolidated Balance Sheets as of December 31, 2020 and 2019:

(millions)	Balance Sheet Classification	December 31, 2020	December 31, 2019
Operating lease right-of-use assets	Other assets	$25.8	$27.4
Current lease liabilities	Other liabilities	$9.6	$8.3
Non-current lease liabilities	Other liabilities	$18.0	$21.0
The following table presents weighted average remaining lease term and weighted average discount rate as at December 31, 2020:

Weighted average lease term (years) as of December 31, 2020
Leased offices	7 years
Leased equipment	3 years
Weighted average discount rate:
Leased offices	3.3%
Leased equipment	3.4%
The following table presents future annual minimum rental payments required under non-cancellable leases and the present value discount to arrive at total lease liability as of December 31, 2020:

(Millions)	Future Payments
2021	$10.4
2022	9.3
2023	5.7
2024	2.4
2025	1.0
2026	0.1
2027 and after	0.2
Total future annual minimum rental payments as at December 31, 2020	29.1
Less: present value discount	(1.5)
Total lease liability as of December 31, 2020	$27.6
As of December 31, 2020, the Company's future operating lease obligations that have not yet commenced are immaterial.
Legal Proceedings
Sirius Group, and the insurance and reinsurance industry in general, are routinely subject to claims related litigation and arbitration in the normal course of business, as well as litigation and arbitration that do not arise from, or are directly related to, claims activity. Sirius Group estimates of the costs of settling matters routinely encountered in claims activity are reflected in the reserves for unpaid loss and LAE. (See Note 5.)
Sirius Group considers the requirements of ASC 450, Contingencies ("ASC 450"), when evaluating its exposure to non-claims related litigation and arbitration. ASC 450 requires that accruals be established for litigation and arbitration if it is probable that a loss has been incurred and it can be reasonably estimated. ASC 450 also requires that litigation and arbitration be disclosed if it is probable that a loss has been incurred or it there is a reasonable possibility that a loss may have been incurred.